Other Financial Liabilities (debt) - Movement of the changes derived from the financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Financial Liabilities debt [Line Items]
Cash flows from (used in) financing activities	$ (100,618)	$ (74,052)	$ 59,575
Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	1,022,810	1,268,488
Additions	550	0
Payments	(210,479)	(250,000)
Others change in other financial liabilities	3,066	4,322
Other financial liabilities	911,675	1,022,810	1,268,488
IFRS 16 [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Cash flows from (used in) financing activities	(7,596)
IFRS 16 [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	95,728
Leases, Current [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	0	0
Additions	464	0
Payments	(10,479)	0
Others change in other financial liabilities	10,751	0
Other financial liabilities	8,855	0	0
Leases, Current [Member] | IFRS 16 [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	8,119
Noncurrent, Leases [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	0	0
Additions	86	0
Payments	0	0
Others change in other financial liabilities	(10,751)	0
Other financial liabilities	76,944	0	0
Noncurrent, Leases [Member] | IFRS 16 [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	87,609
Senior unsecured credit facility [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	1,030,000	1,280,000
Additions	0	0
Payments	(200,000)	(250,000)
Others change in other financial liabilities	0	0
Other financial liabilities	830,000	1,030,000	1,280,000
Senior unsecured credit facility [Member] | IFRS 16 [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	0
Debt issuance cost [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	7,190	11,512
Additions	0	0
Payments	0	0
Others change in other financial liabilities	3,066	4,322
Other financial liabilities	4,124	$ 7,190	$ 11,512
Debt issuance cost [Member] | IFRS 16 [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	$ 0